Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Details of Income Taxes as Reported
	Years Ended December 31,
	2013	2012	2011
	(in millions)
Federal:
Current	$(45)	$(52)	$20
Deferred	676	698	786
Total Federal	631	646	806

State and Local:
Current	29	35	37
Deferred	24	(77)	(25)
Total State and Local	53	(42)	12

Income Tax Expense	$684	$604	$818

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
	Years Ended December 31,
	2013	2012	2011
	(in millions)
Net Income	$1,484	$1,262	$1,949
Extraordinary Item, Net of Tax of $112 million in 2011	-	-	(373)
Income Before Extraordinary Item	1,484	1,262	1,576
Income Tax Expense	684	604	818
Pretax Income	$2,168	$1,866	$2,394

Income Taxes on Pretax Income at Statutory Rate (35%)	$759	$653	$838
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	47	39	41
Investment Tax Credits, Net	(14)	(14)	(15)
Energy Production Credits	-	-	(18)
State and Local Income Taxes, Net	29	(33)	(22)
Removal Costs	(21)	(18)	(20)
AFUDC	(31)	(39)	(42)
Valuation Allowance	5	6	86
U.K. Windfall Tax	(80)	15	-
Other	(10)	(5)	(30)
Income Tax Expense	$684	$604	$818

Effective Income Tax Rate	31.5%	32.4%	34.2%

Reconciliation of Significant Temporary Differences
	December 31,
	2013	2012
	(in millions)
Deferred Tax Assets	$2,900	$2,900
Deferred Tax Liabilities	(13,088)	(12,098)
Net Deferred Tax Liabilities	$(10,188)	$(9,198)

Property Related Temporary Differences	$(7,508)	$(6,752)
Amounts Due from Customers for Future Federal Income Taxes	(273)	(289)
Deferred State Income Taxes	(765)	(683)
Securitized Assets	(870)	(780)
Regulatory Assets	(609)	(781)
Deferred Income Taxes on Other Comprehensive Loss	66	184
Accrued Nuclear Decommissioning	(554)	(475)
Net Operating Loss Carryforward	233	194
Tax Credit Carryforward	109	104
Valuation Allowance	(97)	(92)
All Other, Net	80	172
Net Deferred Tax Liabilities	$(10,188)	$(9,198)

State Net Income Tax Operating Loss Carryforwards
	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration
	(in millions)
Indiana	$50	2033
Louisiana	428	2028
Oklahoma	241	2033
Tennessee	9	2026
Virginia	301	2031
West Virginia	725	2032

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2013	2012	2011
	(in millions)
Interest Expense	$1	$11	$8
Interest Income	51	-	22
Reversal of Prior Period Interest Expense	-	1	13

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
	2013	2012
	(in millions)
Accrual for Receipt of Interest	$43	$-
Accrual for Payment of Interest and Penalties	5	7

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	2013	2012	2011
	(in millions)
Balance as of January 1,	$267	$168	$219
Increase - Tax Positions Taken During a Prior Period	-	23	51
Decrease - Tax Positions Taken During a Prior Period	(94)	(16)	(43)
Increase - Tax Positions Taken During the Current Year	2	121	10
Decrease - Tax Positions Taken During the Current Year	-	-	-
Decrease - Settlements with Taxing Authorities	-	(25)	(31)
Decrease - Lapse of the Applicable Statute of Limitations	-	(4)	(38)
Balance as of December 31,	$175	$267	$168

Appalachian Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
APCo	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$193,211	$257,503	$162,758
Income Tax Expense	132,935	165,527	89,860
Pretax Income	$326,146	$423,030	$252,618

Income Taxes on Pretax Income at Statutory Rate (35%)	$114,151	$148,061	$88,416
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	20,286	20,424	17,923
Investment Tax Credits, Net	(1,220)	(1,240)	(2,569)
State and Local Income Taxes, Net	2,707	3,175	(35,532)
Removal Costs	(6,454)	(6,641)	(4,447)
AFUDC	(1,420)	(1,145)	(5,314)
Medicare Subsidy	-	382	4,908
Valuation Allowance	5,062	5,674	30,541
Other	(177)	(3,163)	(4,066)
Income Tax Expense	$132,935	$165,527	$89,860

Effective Income Tax Rate	40.8%	39.1%	35.6%

Reconciliation of Significant Temporary Differences
APCo	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$548,966	$526,665
Deferred Tax Liabilities	(2,788,306)	(2,467,063)
Net Deferred Tax Liabilities	$(2,239,340)	$(1,940,398)

Property Related Temporary Differences	$(1,725,853)	$(1,416,426)
Amounts Due from Customers for Future Federal Income Taxes	(94,775)	(100,520)
Deferred State Income Taxes	(246,247)	(230,490)
Regulatory Assets	(104,824)	(161,274)
Securitized Assets	(130,834)	-
Deferred Income Taxes on Other Comprehensive Loss	(1,589)	16,099
Deferred Fuel and Purchased Power	24,646	(115,900)
Net Operating Loss Carryforward	45,177	69,580
Tax Credit Carryforward	21,940	13,199
Valuation Allowance	(41,277)	(36,215)
All Other, Net	14,296	21,549
Net Deferred Tax Liabilities	$(2,239,340)	$(1,940,398)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Indiana Michigan Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
I&M	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$177,504	$118,457	$149,674
Income Tax Expense	75,111	39,344	51,760
Pretax Income	$252,615	$157,801	$201,434

Income Taxes on Pretax Income at Statutory Rate (35%)	$88,415	$55,230	$70,502
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	10,057	8,659	7,895
Investment Tax Credits, Net	(4,931)	(4,502)	(2,783)
State and Local Income Taxes, Net	(882)	(1,559)	(1,376)
Removal Costs	(9,432)	(5,490)	(5,566)
AFUDC	(10,555)	(7,218)	(9,223)
Other	2,439	(5,776)	(7,689)
Income Tax Expense	$75,111	$39,344	$51,760

Effective Income Tax Rate	29.7%	24.9%	25.7%

Reconciliation of Significant Temporary Differences
I&M	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$843,630	$831,724
Deferred Tax Liabilities	(2,043,810)	(1,842,791)
Net Deferred Tax Liabilities	$(1,200,180)	$(1,011,067)

Property Related Temporary Differences	$(390,829)	$(351,682)
Amounts Due from Customers for Future Federal Income Taxes	(39,137)	(37,633)
Deferred State Income Taxes	(137,162)	(112,388)
Deferred Income Taxes on Other Comprehensive Loss	8,351	15,553
Accrued Nuclear Decommissioning	(553,794)	(475,223)
Net Operating Loss Carryforward	15,690	31,233
Regulatory Assets	(59,008)	(88,696)
All Other, Net	(44,291)	7,769
Net Deferred Tax Liabilities	$(1,200,180)	$(1,011,067)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Ohio Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
OPCo	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$409,980	$343,534	$464,993
Income Tax Expense	225,670	144,283	213,697
Pretax Income	$635,650	$487,817	$678,690

Income Taxes on Pretax Income at Statutory Rate (35%)	$222,478	$170,736	$237,542
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,759	5,239	6,368
Investment Tax Credits, Net	(1,418)	(1,849)	(2,380)
State and Local Income Taxes, Net	3,327	(18,291)	(3,222)
Parent Company Loss Benefit	(2,154)	(11,915)	(7,117)
Other	(3,322)	363	(17,494)
Income Tax Expense	$225,670	$144,283	$213,697

Effective Income Tax Rate	35.5%	29.6%	31.5%

Reconciliation of Significant Temporary Differences
OPCo	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$183,085	$505,003
Deferred Tax Liabilities	(1,477,691)	(2,851,068)
Net Deferred Tax Liabilities	$(1,294,606)	$(2,346,065)

Property Related Temporary Differences	$(841,607)	$(2,061,841)
Amounts Due from Customers for Future Federal Income Taxes	(51,946)	(59,291)
Deferred State Income Taxes	(28,569)	(90,001)
Regulatory Assets	(215,535)	(190,273)
Deferred Income Taxes on Other Comprehensive Loss	(3,812)	89,236
Impairment Loss	-	100,459
Deferred Fuel and Purchased Power	(176,192)	(199,997)
All Other, Net	23,055	65,643
Net Deferred Tax Liabilities	$(1,294,606)	$(2,346,065)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Public Service Co of Oklahoma [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
PSO	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$97,796	$114,141	$124,628
Income Tax Expense	65,885	66,694	67,629
Pretax Income	$163,681	$180,835	$192,257

Income Taxes on Pretax Income at Statutory Rate (35%)	$57,288	$63,292	$67,290
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	164	(10)	(165)
Investment Tax Credits, Net	(776)	(781)	(781)
State and Local Income Taxes, Net	5,423	6,953	4,744
Tax Adjustments	5,268	201	(1,827)
Other	(1,482)	(2,961)	(1,632)
Income Tax Expense	$65,885	$66,694	$67,629

Effective Income Tax Rate	40.3%	36.9%	35.2%

Reconciliation of Significant Temporary Differences
PSO	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$107,567	$101,561
Deferred Tax Liabilities	(936,791)	(835,054)
Net Deferred Tax Liabilities	$(829,224)	$(733,493)

Property Related Temporary Differences	$(736,160)	$(640,859)
Amounts Due from Customers for Future Federal Income Taxes	(31)	(1,325)
Deferred State Income Taxes	(99,126)	(95,378)
Regulatory Assets	(39,414)	(57,367)
Deferred Income Taxes on Other Comprehensive Loss	(3,100)	(3,489)
Deferred Federal Income Taxes on Deferred State Income Taxes	40,362	39,050
Net Operating Loss Carryforward	4,314	3,892
Tax Credit Carryforward	565	401
All Other, Net	3,366	21,582
Net Deferred Tax Liabilities	$(829,224)	$(733,493)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Southwestern Electric Power Co [Member]
Details of Income Taxes as Reported
Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
SWEPCo	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$153,819	$202,513	$165,126
Income Tax Expense	69,461	45,858	56,903
Pretax Income	$223,280	$248,371	$222,029

Income Taxes on Pretax Income at Statutory Rate (35%)	$78,148	$86,930	$77,710
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3,086	2,105	(7)
Depletion	(3,472)	(3,276)	(1,506)
Investment Tax Credits, Net	(1,561)	(550)	(550)
State and Local Income Taxes, Net	(1,453)	(18,010)	4,004
AFUDC	(2,381)	(19,879)	(16,962)
Other	(2,906)	(1,462)	(5,786)
Income Tax Expense	$69,461	$45,858	$56,903

Effective Income Tax Rate	31.1%	18.5%	25.6%

Reconciliation of Significant Temporary Differences
SWEPCo	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$359,529	$286,133
Deferred Tax Liabilities	(1,453,710)	(1,260,281)
Net Deferred Tax Liabilities	$(1,094,181)	$(974,148)

Property Related Temporary Differences	$(1,172,431)	$(997,337)
Amounts Due from Customers for Future Federal Income Taxes	(43,116)	(43,090)
Deferred State Income Taxes	(118,179)	(98,630)
Regulatory Assets	(5,290)	(12,922)
Deferred Income Taxes on Other Comprehensive Loss	4,548	9,618
Impairment Loss - Turk Plant	21,295	21,700
Net Operating Loss Carryforward	189,128	104,738
All Other, Net	29,864	41,775
Net Deferred Tax Liabilities	$(1,094,181)	$(974,148)

State Net Income Tax Operating Loss Carryforwards
		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

Summary of Tax Credit Carryforwards
		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

Amounts Accrued for Interest Related to Uncertain Tax Positions
	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Unrecognized Tax Benefits Affecting Effective Tax Rate
Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717